Borrowings - Schedule of Detailed Information About Repayment of Borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	£ 35,070	£ 36,950
Lease liabilities	529	585
Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	50,646	53,708
Lease liabilities	678	723
Within one year
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,362	4,312
Lease liabilities	153	141
Within one year | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,246	5,276
Lease liabilities	189	171
Later than one year and not later than two years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,973	2,644
Lease liabilities	113	133
Later than one year and not later than two years | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,444	4,084
Lease liabilities	135	165
Between two and three years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,813	3,012
Lease liabilities	66	87
Between two and three years | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	5,103	4,522
Lease liabilities	82	103
Between three and four years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	1,695	3,435
Lease liabilities	48	49
Between three and four years | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,879	4,695
Lease liabilities	60	61
Between four and five years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,647	1,725
Lease liabilities	34	38
Between four and five years | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,749	2,899
Lease liabilities	44	47
Beyond five years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	20,580	21,822
Lease liabilities	115	137
Beyond five years | Contractual gross maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	30,225	32,232
Lease liabilities	£ 168	£ 176